Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
1
July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 31.4%
Banks — 8.9%
$ 247,000 Bank of America Corp.,
(SOFR RATE + 1.630%),
5.20%, 04/25/29(a) ......... $ 250,016
102,000 Bank of Montreal, Series H, MTN,
4.70%, 09/14/27 ........... 102,097
137,000 Bank of New York Mellon Corp.
(The),
(SOFR RATE + 1.026%),
4.95%, 04/26/27(a) ......... 137,275
400,000 Citibank NA,
4.93%, 08/06/26 ........... 400,938
252,000 Citigroup, Inc.,
(3 mo. Term SOFR + 1.652%),
3.67%, 07/24/28(a) ......... 243,451
250,000 Goldman Sachs Bank USA,
(SOFR RATE + 0.750%),
5.41%, 05/21/27(a) ......... 251,765
249,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... 225,355
217,000 Morgan Stanley,
(SOFR RATE + 1.295%),
5.05%, 01/28/27(a) ......... 217,255
282,000 Sumitomo Mitsui Financial Group,
Inc.,
2.63%, 07/14/26 ........... 270,134
87,000 Toronto-Dominion Bank (The)
GMTN,
5.53%, 07/17/26 ........... 88,059
250,000 Wells Fargo & Co. GMTN,
(SOFR RATE + 1.070%),
5.71%, 04/22/28(a) ......... 254,880
2,441,225
Consumer Discretionary — 4.5%
92,000 American Honda Finance Corp.
GMTN,
(SOFR RATE + 0.770%),
6.16%, 03/12/27(a) ......... 92,306
87,000 Clorox Co. (The),
3.90%, 05/15/28 ........... 84,822
247,000 General Motors Financial Co., Inc.,
5.40%, 05/08/27 ........... 249,769
400,000 Marriott International, Inc.,
5.55%, 10/15/28 ........... 412,316
218,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 218,952
Principal
Amount Value
Consumer Discretionary (continued)
$ 190,000 Warnermedia Holdings, Inc.,
3.76%, 03/15/27 ........... $ 180,985
1,239,150
Consumer Staples — 1.2%
102,000 Constellation Brands, Inc.,
5.00%, 02/02/26 ........... 102,004
117,000 Keurig Dr Pepper, Inc.,
(SOFRINDX + 0.880%),
6.27%, 03/15/27(a) ......... 117,764
112,000 Sysco Corp.,
3.75%, 10/01/25 ........... 110,316
330,084
Energy — 2.3%
114,000 BP Capital Markets America, Inc.,
3.94%, 09/21/28 ........... 111,086
113,000 Enbridge, Inc.,
6.00%, 11/15/28 ........... 118,216
167,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 167,473
237,000 Williams Cos., Inc. (The),
5.40%, 03/02/26 ........... 238,616
635,391
Financial Services — 2.7%
247,000 Air Lease Corp.,
5.85%, 12/15/27 ........... 253,464
152,000 American Express Co.,
(SOFR RATE + 1.000%),
5.10%, 02/16/28(a) ......... 152,805
181,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5.47%, 02/01/29(a) ......... 182,772
151,000 Corebridge Financial, Inc.,
3.65%, 04/05/27 ........... 146,377
735,418
Health Care — 3.1%
87,000 Cigna Group (The),
4.50%, 02/25/26 ........... 86,482
259,000 CVS Health Corp.,
1.30%, 08/21/27 ........... 232,960
267,000 HCA, Inc.,
5.38%, 09/01/26 ........... 268,160
87,000 Pfizer Investment Enterprises Pte Ltd.,
4.45%, 05/19/28 ........... 86,787
92,000 Zimmer Biomet Holdings, Inc.,
3.05%, 01/15/26 ........... 89,560

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
2
July 31, 2024
(Unaudited)
Principal
Amount Value
Health Care (continued)
$ 87,000 Zoetis, Inc.,
5.40%, 11/14/25 ........... $ 87,445
851,394
Industrials — 0.8%
117,000 L3Harris Technologies, Inc.,
5.40%, 01/15/27 ........... 118,675
87,000 Ryder System, Inc. MTN,
5.30%, 03/15/27 ........... 87,976
206,651
Information Technology — 1.9%
400,000 Broadcom, Inc.,
5.05%, 07/12/27 ........... 403,581
102,000 Fiserv, Inc.,
5.15%, 03/15/27 ........... 103,195
506,776
Materials — 1.4%
170,000 Glencore Funding LLC,
5.34%, 04/04/27(b) ......... 171,677
200,000 Owens Corning,
5.50%, 06/15/27 ........... 203,886
375,563
Telecommunication Services — 0.6%
174,000 T-Mobile USA, Inc.,
3.75%, 04/15/27 ........... 169,591
Utilities — 4.0%
400,000 DTE Energy Co.,
4.95%, 07/01/27 ........... 401,477
87,000 DTE Energy Co. , STEP,
4.22%, 11/01/24 ........... 86,587
117,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5.05%, 09/15/28 ........... 118,879
87,000 NextEra Energy Capital Holdings,
Inc.,
4.95%, 01/29/26 ........... 87,095
217,000 Public Service Enterprise Group, Inc.,
5.88%, 10/15/28 ........... 225,609
87,000 Southern California Edison Co.,
5.35%, 03/01/26 ........... 87,569
97,000 Southern Co. (The),
4.85%, 06/15/28 ........... 97,493
1,104,709
Total Corporate Bonds
(Cost $8,514,401)
8,595,952
Principal
Amount Value
ASSET-BACKED SECURITIES — 12.1%
BERMUDA — 0.9%
Collateralized Loan Obligations — 0.9%
$ 250,000 Rad CLO 25 Ltd., Series 2024-25A,
Class A1,
(3 mo. Term SOFR + 1.460%),
6.78%, 07/20/37(a)(b) ....... $ 249,905
CAYMAN ISLANDS — 1.5%
Collateralized Loan Obligations — 1.5%
400,000 Palmer Square CLO Ltd., Series 2024-
3A, Class A,
(3 mo. Term SOFR + 1.350%),
0.00%, 07/20/37(a)(b)(c) ..... 400,000
JERSEY CHANNEL ISLANDS — 0.9%
Collateralized Loan Obligations — 0.9%
250,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
6.81%, 07/25/37(a)(b) ....... 249,827
UNITED STATES — 8.8%
Other Asset-Backed Securities — 8.8%
250,000 BofA Auto Trust, Series 2024-1A,
Class A2,
5.57%, 12/15/26(b) ......... 250,552
200,000 CarMax Auto Owner Trust, Series
2023-1, Class A3,
4.75%, 10/15/27 ........... 199,190
250,000 CNH Equipment Trust, Series 2024-
B, Class A2A,
5.42%, 10/15/27 ........... 250,778
250,000 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5.74%, 12/20/26(b) ......... 251,569
200,000 Hyundai Auto Receivables Trust, Series
2022-C, Class A3,
5.39%, 06/15/27 ........... 200,255
300,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5.20%, 03/15/29 ........... 304,153
250,000 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5.45%, 04/15/27(b) ......... 251,106
250,000 PFS Financing Corp., Series 2022-D,
Class A,
4.27%, 08/15/27(b) ......... 247,480
200,000 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5.33%, 11/20/29(b) ......... 202,984

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
3
July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 250,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3.37%, 04/15/28 ........... $ 246,528
2,404,595
Total Asset-Backed Securities
(Cost $3,290,528)
3,304,327
U.S. GOVERNMENT SECURITIES — 56.9%
U.S. Treasury Bills — 16.0%
400,000 5.28%, 08/27/24(d) ............ 398,474
828,000 5.26%, 08/29/24(d) ............ 824,603
979,000 5.27%, 09/26/24(d) ............ 970,991
1,200,000 5.30%, 10/24/24(d) ............ 1,185,611
1,000,000 5.27%, 12/05/24(d) ............ 982,382
4,362,061
U.S. Treasury Notes — 40.9%
464,000 4.25%, 05/31/25 ............... 461,629
610,000 5.00%, 08/31/25 ............... 611,692
862,000 4.50%, 11/15/25 ............... 861,158
848,000 4.25%, 01/31/26 ............... 845,251
1,057,000 3.63%, 05/15/26 ............... 1,043,870
674,000 4.38%, 08/15/26 ............... 675,316
779,000 4.63%, 11/15/26 ............... 786,151
954,000 4.00%, 01/15/27 ............... 950,311
575,000 4.50%, 05/15/27 ............... 580,930
500,000 4.38%, 07/15/27 ............... 504,258
280,000 4.13%, 09/30/27 ............... 280,733
515,000 3.88%, 11/30/27 ............... 512,485
757,000 4.00%, 02/29/28 ............... 756,734
760,000 4.00%, 06/30/28 ............... 760,386
829,000 4.38%, 08/31/28 ............... 841,370
702,000 4.00%, 01/31/29 ............... 703,453
11,175,727
Total U.S. Government Securities
(Cost $15,437,986)
15,537,788
Shares
INVESTMENT COMPANY — 5.2%
1,421,929 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 5.20%(e) 1,421,929
Total Investment Company
(Cost $1,421,929)
1,421,929
TOTAL INVESTMENTS — 105.6%
(Cost $28,664,844)
$ 28,859,996
LIABILITIES IN EXCESS OF
OTHER ASSETS — (5.6)%
(1,531,445)
NET ASSETS — 100.0%
$ 27,328,551
(a) Floating rate security. Rate shown is the rate in effect as of July 31,
2024.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (c).
(c) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d) Zero coupon security. The rate represents the yield at time of purchase.
(e) The rate shown represents the current yield as of July 31, 2024.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
SOFR — Secured Overnight Financing Rate
SOFRINDX — SOFR Index
STEP — Step Coupon Bond
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 12.1%
Corporate Bonds ............................. 31.4
U.S. Government Securities ..................... 56.9
Other
*
...................................... (0.4)
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.